Financial instruments - Fair value measurement of financial assets and liabilities (Details) - At fair value - CAD ($) $ in Thousands	Sep. 30, 2024	Sep. 30, 2023
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial liabilities	$ 32,777	$ 6,213
FVTE
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,806,999	1,926,159
FVOCI
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	250,684	163,380
Derivative financial assets	7,699	118,136
Cash and cash equivalents | FVTE | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,461,145	1,568,291
Cash included in funds held for clients (Note 5) | FVTE | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	233,584	269,792
Deferred compensation plan assets (Note 11) | FVTE | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	112,270	88,076
Short-term investments included in current financial assets | FVOCI | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	3,279	7,332
Long-term bonds included in funds held for clients (Note 5) | FVOCI | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	223,196	138,935
Long-term investments (Note 11) | FVOCI | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	24,209	17,113
Cross-currency swaps | Current derivative financial instruments included in current financial assets | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial liabilities	0	2,183
Cross-currency swaps | Long-term derivative financial instruments (Note 11) | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial liabilities	9,500	0
Cross-currency swaps | Current derivative financial instruments included in current financial assets | FVOCI | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets	0	83,626
Cross-currency swaps | Long-term derivative financial instruments (Note 11) | FVOCI | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets	0	16,130
Foreign currency forward contracts | Current derivative financial instruments included in current financial assets | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial liabilities	13,073	2,330
Foreign currency forward contracts | Long-term derivative financial instruments (Note 11) | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial liabilities	10,204	1,700
Foreign currency forward contracts | Current derivative financial instruments included in current financial assets | FVOCI | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets	5,055	12,505
Foreign currency forward contracts | Long-term derivative financial instruments (Note 11) | FVOCI | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets	$ 2,644	$ 5,875